Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 803,552	$ 639,142	$ 945,921
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	58,114	74,284	156,205
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	13,019	55,504	128,844
Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	73,057	48,633	113,757
China
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	331,664	229,037	248,301
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	3,587	1,736	26,375
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	144,595	127,642	141,383
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 179,516	$ 102,306	$ 131,056